Villere Equity Fund

TICKER: VLEQX

Supplement dated July 15, 2022 to the Summary Prospectus dated December 29, 2021
Effective immediately, all references to options as an investment strategy and a principal investment risk of the Fund in the Summary Prospectus are hereby removed.

Please retain this Supplement with your Summary Prospectus.